Deferred tax - Additional Information (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
U.K. corporation tax rate	19.00%	19.00%	19.00%
In Respect of Capital Losses
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax expense (income) recognized in profit or loss	£ 0	£ 0